18. Property, Plant and Equipment (Details 5)	12 Months Ended
Dec. 31, 2018
Complex EOL São Bento
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.13%
VR/VC-1	60.49%
VR/VC-1 (5% Variation)	55.82%
VR/VC-1 (10% Variation)	51.36%
Complex EOL Brisa I
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.13%
VR/VC-1	22.47%
VR/VC-1 (5% Variation)	18.97%
VR/VC-1 (10% Variation)	15.64%
Complex EOL Brisa II
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.13%
VR/VC-1	18.77%
VR/VC-1 (5% Variation)	14.74%
VR/VC-1 (10% Variation)	10.93%
UEG Araucária
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.67%
VR/VC-1	70.74%
VR/VC-1 (5% Variation)	67.36%
VR/VC-1 (10% Variation)	64.08%
Foz do Areia | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	232.59%
VR/VC-1 (5% Variation)	230.48%
VR/VC-1 (10% Variation)	228.39%
Segredo | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	168.12%
VR/VC-1 (5% Variation)	164.07%
VR/VC-1 (10% Variation)	160.11%
Caxias | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	131.38%
VR/VC-1 (5% Variation)	127.72%
VR/VC-1 (10% Variation)	124.14%
Guaricana | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	22.57%
VR/VC-1 (5% Variation)	21.25%
VR/VC-1 (10% Variation)	19.96%
Chaminé | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	59.22%
VR/VC-1 (5% Variation)	57.54%
VR/VC-1 (10% Variation)	55.89%
Apucaraninha | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	15.44%
VR/VC-1 (5% Variation)	14.07%
VR/VC-1 (10% Variation)	12.72%
Chopim I | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	99.24%
VR/VC-1 (5% Variation)	95.35%
VR/VC-1 (10% Variation)	91.58%
São Jorge | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	3.22%
VR/VC-1 (5% Variation)	2.24%
VR/VC-1 (10% Variation)	1.27%
Melissa | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	23.18%
VR/VC-1 (5% Variation)	21.15%
VR/VC-1 (10% Variation)	19.20%
Mauá | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	56.90%
VR/VC-1 (5% Variation)	53.26%
VR/VC-1 (10% Variation)	49.75%
Cavernoso II | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.36%
VR/VC-1	7.60%
VR/VC-1 (5% Variation)	4.92%
VR/VC-1 (10% Variation)	2.35%
Elejor | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.00%
VR/VC-1	66.64%
VR/VC-1 (5% Variation)	62.63%
VR/VC-1 (10% Variation)	58.78%